Subsequent Events (Details) - Initial Public Offering [Member] - Subsequent Event [Member]	Jun. 24, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares, shares issued | shares	2,000,000
Ordinary shares price per share | $ / shares	$ 4
Gross proceeds | $	$ 8,000,000